Segment Information	9 Months Ended
Sep. 30, 2020
Segment Information
Segment Information

13. Segment Information

The Company operates in a single segment.

As of and for the nine months ended September 30, 2020 and 2019, the Company did not have material revenue earned or assets located outside of the United States.